Share based awards - Schedule of RSU and PSU Activity (Details)	3 Months Ended
Mar. 31, 2026 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	16,474
Granted (in shares) | shares	0
Shares vested (in shares) | shares	0
Forfeited (in shares) | shares	(6,177)
Outstanding at end of period (in shares) | shares	10,297
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 185.18
Granted (in USD per share) | $ / shares	0
Shares vested (in USD per share) | $ / shares	0
Forfeited (in USD per share) | $ / shares	185.18
Outstanding at end of period (in USD per share) | $ / shares	$ 185.18
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	1,476,169
Granted (in shares) | shares	0
Shares vested (in shares) | shares	(24,039)
Forfeited (in shares) | shares	(22,944)
Outstanding at end of period (in shares) | shares	1,429,186
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 162.53
Granted (in USD per share) | $ / shares	0
Shares vested (in USD per share) | $ / shares	179.56
Forfeited (in USD per share) | $ / shares	172.47
Outstanding at end of period (in USD per share) | $ / shares	$ 162.09